Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue		$ 25,536	$ 2,367
Cost of revenue		(22,096)	(1,176)
Gross Margin		3,440	1,191
Operating Expenses
Product development costs	883,866	1,404,308	482,141
Professional fees	512,555	814,677	920,208
Selling, general and administrative	2,015,563	2,598,426	2,867,250
Total operating expenses	3,411,984	4,817,411	4,269,599
Loss before other items	(3,411,984)	(4,813,971)	(4,268,408)
Other Items
Interest expense	(12,424,430)	(2,521,543)	(6,350,401)
Write-off of accounts receivable	(41,100)
Loss on settlement of debt		(139,000)
Total other items	(12,465,530)	(2,660,543)	(6,350,401)
Net Loss	(15,877,514)	(7,474,514)	(10,618,809)
Other Comprehensive Income (Loss)
Exchange difference on translating foreign operations		(6,991)	17,556
Comprehensive loss for the year	$ (15,877,514)	$ (7,481,505)	$ (10,601,253)
Weighted average number of ordinary shares outstanding, basic	598,924,378	581,016,295	548,078,686
Weighted average number of ordinary shares outstanding, diluted	598,924,378	581,016,295	548,078,686
Loss per share, basic	$ (0.03)	$ (0.01)	$ (0.02)
Loss per share, diluted	$ (0.03)	$ (0.01)	$ (0.02)